Reverse Merger - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 11, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Stock based compensation expense		$ 1,179	$ 661	$ 2,174	$ 1,005	$ 1,518	$ 63
Research and development		7,960	7,218	24,060	19,548	29,379	12,606
General and administrative		8,723	$ 2,209	13,527	$ 4,706	$ 6,743	$ 1,956
Transaction costs		3,964
Dianthus [Member]
Business Acquisition [Line Items]
Stock based compensation expense	$ 500
Research and development		200		200
General and administrative		300		300
Transaction costs		$ 4,000		$ 4,000